Property and equipment - Summary of Property and Equipment (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on property plant and equipment		$ 654	$ 847	$ 978
Depreciation right of use assets		1,026	1,273	0
Office Space In Sao Paulo London And Cayman [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation right of use assets		1,026	1,273
Office Space In Sao Paulo London And Cayman [Member] | At cost or in accordance with IFRS 16 within fair value model [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	$ 5,132
Administration Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on property plant and equipment		$ 1,680	$ 2,120	$ 978